Digital Currencies (Details) - Schedule of holdings of digital currencies - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Digital Currencies (Details) - Schedule of holdings of digital currencies [Line Items]
Total	$ 2,800,657	$ 33,491,986	$ 4,508,042
Bitcoin [Member]
Digital Currencies (Details) - Schedule of holdings of digital currencies [Line Items]
Total	1,842,177	29,770,994	4,508,042
Ethereum [Member]
Digital Currencies (Details) - Schedule of holdings of digital currencies [Line Items]
Total	$ 958,480	$ 3,720,992